UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21852
Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

July
Date of reporting period:
January 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Columbia Government Money Market Fund
Class A / IDSXX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about Columbia Government Money Market Fund (the Fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 13	0.25% (a)
(a)	Annualized.
Key Fund Statis
ti
cs
Fund net assets	$ 2,678,064,973
Total number of portfolio holdings	47
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Tri-party TD Securities (USA) LLC 02/03/2025 4.330%	9.4%
Tri-party RBC Dominion Securities, Inc. 02/03/2025 4.330%	6.5%
U.S. Treasury Bills 03/04/2025 4.160%	5.6%
Federal Home Loan Banks 02/03/2025 2.830%	4.7%
Federal Home Loan Banks Discount Notes 02/18/2025 4.070%	4.1%
U.S. Treasury Bills 02/18/2025 4.090%	3.9%
Federal Agricultural Mortgage Corp. 01/06/2027 4.490%	3.7%
U.S. Treasury Bills 03/13/2025 4.230%	3.7%
U.S. Treasury Bills 04/17/2025 4.260%	3.7%
U.S. Treasury Bills 07/03/2025 4.230%	3.7%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its
prospectus
, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Government Money Market Fund
Institutional Class / IDYXX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about Columbia Government Money Market Fund (the Fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 inv est ment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 13	0.25% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 2,678,064,973
Total number of portfolio holdings	47
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Tri-party TD Securities (USA) LLC 02/03/2025 4.330%	9.4%
Tri-party RBC Dominion Securities, Inc. 02/03/2025 4.330%	6.5%
U.S. Treasury Bills 03/04/2025 4.160%	5.6%
Federal Home Loan Banks 02/03/2025 2.830%	4.7%
Federal Home Loan Banks Discount Notes 02/18/2025 4.070%	4.1%
U.S. Treasury Bills 02/18/2025 4.090%	3.9%
Federal Agricultural Mortgage Corp. 01/06/2027 4.490%	3.7%
U.S. Treasury Bills 03/13/2025 4.230%	3.7%
U.S. Treasury Bills 04/17/2025 4.260%	3.7%
U.S. Treasury Bills 07/03/2025 4.230%	3.7%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its
prospectus
, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Government Money Market Fund
Institutional 2 Class / CMRXX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about Columbia Government Money Market Fund (the Fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 12	0.24% (a)
(a)	Annualized.
Key Fund Stati
st
ics
Fund net assets	$ 2,678,064,973
Total number of portfolio holdings	47
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Tri-party TD Securities (USA) LLC 02/03/2025 4.330%	9.4%
Tri-party RBC Dominion Securities, Inc. 02/03/2025 4.330%	6.5%
U.S. Treasury Bills 03/04/2025 4.160%	5.6%
Federal Home Loan Banks 02/03/2025 2.830%	4.7%
Federal Home Loan Banks Discount Notes 02/18/2025 4.070%	4.1%
U.S. Treasury Bills 02/18/2025 4.090%	3.9%
Federal Agricultural Mortgage Corp. 01/06/2027 4.490%	3.7%
U.S. Treasury Bills 03/13/2025 4.230%	3.7%
U.S. Treasury Bills 04/17/2025 4.260%	3.7%
U.S. Treasury Bills 07/03/2025 4.230%	3.7%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included
at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Government Money Market Fund
Institutional 3 Class / CGMXX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about Columbia Government Money Market Fund (the Fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 10	0.20% (a)
(a)	Annualized.
Key Fund Statisti
c
s
Fund net assets	$ 2,678,064,973
Total number of portfolio holdings	47
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Tri-party TD Securities (USA) LLC 02/03/2025 4.330%	9.4%
Tri-party RBC Dominion Securities, Inc. 02/03/2025 4.330%	6.5%
U.S. Treasury Bills 03/04/2025 4.160%	5.6%
Federal Home Loan Banks 02/03/2025 2.830%	4.7%
Federal Home Loan Banks Discount Notes 02/18/2025 4.070%	4.1%
U.S. Treasury Bills 02/18/2025 4.090%	3.9%
Federal Agricultural Mortgage Corp. 01/06/2027 4.490%	3.7%
U.S. Treasury Bills 03/13/2025 4.230%	3.7%
U.S. Treasury Bills 04/17/2025 4.260%	3.7%
U.S. Treasury Bills 07/03/2025 4.230%	3.7%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its
prospectus
, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Government Money Market Fund
Semi-Annual Financial Statements and Additional Information
January 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Government Money Market Fund | 2025

Portfolio of Investments
January 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Repurchase Agreements 15.9%
Issuer	Yield	Principal Amount ($)	Value ($)
Tri-party RBC Dominion Securities, Inc.
dated 01/31/2025, matures 02/03/2025,
repurchase price $175,063,146 (collateralized by U.S. Treasury Securities, Total Market Value $178,500,000)
	4.330%	175,000,000	175,000,000
Tri-party TD Securities (USA) LLC
dated 01/31/2025, matures 02/03/2025,
repurchase price $250,090,208 (collateralized by U.S. Treasury Securities, Total Market Value $255,000,050)
	4.330%	250,000,000	250,000,000
Total Repurchase Agreements (Cost $425,000,000)			425,000,000

Treasury Bills 29.1%

United States 29.1%
U.S. Treasury Bills
02/11/2025	4.050%	75,000,000	74,908,542
02/13/2025	3.940%	50,000,000	49,930,000
02/18/2025	4.090%	105,000,000	104,788,403
02/27/2025	4.150%	75,000,000	74,770,333
03/04/2025	4.160%	150,000,000	149,454,615
03/13/2025	4.230%	100,000,000	99,526,667
04/17/2025	4.260%	100,000,000	99,119,792
05/01/2025	4.380%	5,000,000	4,946,600
05/22/2025	4.390%	25,000,000	24,670,764
07/03/2025	4.230%	100,000,000	98,258,333
Total			780,374,049
Total Treasury Bills (Cost $780,374,049)			780,374,049

U.S. Government & Agency Obligations 53.1%

Federal Agricultural Mortgage Corp.
02/03/2025	2.830%	50,000,000	49,988,389
10/02/2025	4.340%	30,000,000	30,000,000
10/22/2025	4.510%	50,000,000	50,000,000
12/09/2025	4.420%	50,000,000	50,000,000
Federal Agricultural Mortgage Corp.(a)
SOFR + 0.025% 02/06/2025	4.420%	35,000,000	35,000,000
SOFR + 0.200% 07/21/2025	4.560%	12,000,000	12,000,000
SOFR + 0.060% 08/06/2025	4.460%	25,000,000	25,000,000
SOFR + 0.070% 08/07/2025	4.470%	25,000,000	25,000,000
SOFR + 0.200% 08/07/2025	4.600%	12,000,000	12,000,000
SOFR + 0.070% 08/26/2025	4.420%	60,000,000	60,000,000
U.S. Government & Agency Obligations (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
SOFR + 0.200% 10/06/2025	4.560%	12,000,000	12,000,000
SOFR + 0.140% 01/06/2027	4.490%	100,000,000	100,000,000
Federal Farm Credit Banks Discount Notes
02/05/2025	3.520%	50,000,000	49,976,000
Federal Farm Credit Banks Funding Corp.
08/13/2025	4.970%	22,394,000	22,389,844
Federal Home Loan Banks
02/03/2025	2.830%	124,500,000	124,471,088
02/21/2025	4.100%	20,000,000	19,952,944
03/14/2025	4.240%	20,000,000	19,902,967
11/14/2025	4.490%	40,000,000	40,000,000
11/14/2025	4.590%	40,000,000	40,000,000
Federal Home Loan Banks(a),(b)
SOFR + 0.000% 07/03/2025	4.380%	25,000,000	25,000,000
Federal Home Loan Banks(a)
SOFR + 0.170% 08/20/2026	4.560%	25,000,000	25,000,000
SOFR + 0.190% 10/29/2026	4.550%	25,000,000	25,000,000
Federal Home Loan Banks Discount Notes
02/04/2025	3.350%	25,000,000	24,990,823
02/05/2025	3.590%	75,000,000	74,963,167
02/18/2025	4.070%	108,900,000	108,681,769
02/19/2025	4.260%	29,000,000	28,935,765
03/05/2025	4.350%	35,000,000	34,862,956
03/17/2025	4.210%	50,000,000	49,742,111
04/10/2025	4.240%	87,000,000	86,308,157
04/25/2025	4.390%	25,000,000	24,749,847
05/08/2025	4.260%	40,000,000	39,552,533
07/15/2025	4.270%	36,500,000	35,808,285
Federal Home Loan Mortgage Corp. Discount Notes
02/03/2025	2.950%	10,000,000	9,997,572
Federal National Mortgage Association(a)
SOFR + 0.135% 08/21/2026	4.520%	50,000,000	50,000,000
Total U.S. Government & Agency Obligations (Cost $1,421,274,217)			1,421,274,217

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
U.S. Treasury Obligations 0.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(a)
3-month U.S. Treasury Index + 0.182% 07/31/2026	4.422%	25,000,000	24,985,851
Total U.S. Treasury Obligations (Cost $24,985,851)			24,985,851

Total Investments in Securities (Cost: $2,651,634,117)	2,651,634,117
Other Assets & Liabilities, Net	26,430,856
Net Assets	2,678,064,973
Notes to Portfolio of Investments
(a)	Variable rate security. The interest rate shown was the current rate as of January 31, 2025.
(b)	Represents a security purchased on a when-issued basis.
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Government Money Market Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Repurchase Agreements	—	425,000,000	—	425,000,000
Treasury Bills	—	780,374,049	—	780,374,049
U.S. Government & Agency Obligations	—	1,421,274,217	—	1,421,274,217
U.S. Treasury Obligations	—	24,985,851	—	24,985,851
Total Investments in Securities	—	2,651,634,117	—	2,651,634,117
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund  | 2025

Statement of Assets and Liabilities
January 31, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,226,634,117)	$2,226,634,117
Repurchase agreements (cost $425,000,000)	425,000,000
Cash	45,081,003
Receivable for:
Capital shares sold	17,385,331
Interest	5,620,223
Expense reimbursement due from Investment Manager	963
Prepaid expenses	7,093
Other assets	28,280
Total assets	2,719,757,010
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	25,000,000
Capital shares redeemed	7,090,194
Distributions to shareholders	9,212,068
Management services fees	18,909
Transfer agent fees	80,808
Compensation of chief compliance officer	204
Compensation of board members	767
Other expenses	27,067
Deferred compensation of board members	262,020
Total liabilities	41,692,037
Net assets applicable to outstanding capital stock	$2,678,064,973
Represented by
Paid in capital	2,678,524,723
Total distributable earnings (loss)	(459,750)
Total - representing net assets applicable to outstanding capital stock	$2,678,064,973
Class A
Net assets	$1,102,806,945
Shares outstanding	1,102,850,986
Net asset value per share	$1.00
Institutional Class
Net assets	$710,081,220
Shares outstanding	710,159,827
Net asset value per share	$1.00
Institutional 2 Class
Net assets	$625,319,341
Shares outstanding	625,387,349
Net asset value per share	$1.00
Institutional 3 Class
Net assets	$239,857,467
Shares outstanding	239,886,361
Net asset value per share	$1.00
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Government Money Market Fund  | 2025

Statement of Operations
Six Months Ended January 31, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$13,063
Interest	59,364,107
Total income	59,377,170
Expenses:
Management services fees	3,221,428
Transfer agent fees
Class A	262,838
Institutional Class	160,552
Institutional 2 Class	169,456
Institutional 3 Class	6,545
Custodian fees	8,999
Printing and postage fees	102,259
Registration fees	114,944
Accounting services fees	16,137
Legal fees	24,847
Compensation of chief compliance officer	203
Compensation of board members	17,429
Deferred compensation of board members	20,546
Other	16,458
Total expenses	4,142,641
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,157,588)
Expense reduction	(2,039)
Total net expenses	2,983,014
Net investment income	56,394,156
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	31,313
Net realized gain	31,313
Net realized and unrealized gain	31,313
Net increase in net assets resulting from operations	$56,425,469
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024
Operations
Net investment income	$56,394,156	$80,806,348
Net realized gain	31,313	17,017
Net increase in net assets resulting from operations	56,425,469	80,823,365
Distributions to shareholders
Net investment income and net realized gains
Class A	(23,049,883)	(31,673,209)
Class C	—	(220,873)
Institutional Class	(14,077,262)	(16,961,249)
Institutional 2 Class	(14,638,831)	(26,298,705)
Institutional 3 Class	(4,778,173)	(5,652,916)
Class R	—	(72,629)
Total distributions to shareholders	(56,544,149)	(80,879,581)
Increase in net assets from capital stock activity	600,559,969	900,328,352
Total increase in net assets	600,441,289	900,272,136
Net assets at beginning of period	2,077,623,684	1,177,351,548
Net assets at end of period	$2,678,064,973	$2,077,623,684
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Government Money Market Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	January 31, 2025 (Unaudited)		July 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	680,557,630	680,557,633	810,251,396	810,251,397
Distributions reinvested	22,860,724	22,860,724	31,269,413	31,269,413
Shares redeemed	(431,550,635)	(431,550,636)	(480,810,081)	(480,814,149)
Net increase	271,867,719	271,867,721	360,710,728	360,706,661
Class C
Shares sold	—	—	2,057,758	2,057,757
Distributions reinvested	—	—	186,703	186,703
Shares redeemed	—	—	(17,296,420)	(17,292,578)
Net decrease	—	—	(15,051,959)	(15,048,118)
Institutional Class
Shares sold	519,003,688	519,003,688	677,914,434	677,914,435
Distributions reinvested	13,979,402	13,979,402	16,801,998	16,801,998
Shares redeemed	(324,004,597)	(324,004,597)	(358,595,146)	(358,595,146)
Net increase	208,978,493	208,978,493	336,121,286	336,121,287
Institutional 2 Class
Shares sold	224,864,613	224,864,612	252,062,499	252,062,499
Distributions reinvested	14,638,831	14,638,831	26,296,365	26,296,365
Shares redeemed	(185,766,686)	(185,766,686)	(166,369,005)	(166,369,005)
Net increase	53,736,758	53,736,757	111,989,859	111,989,859
Institutional 3 Class
Shares sold	200,045,473	200,045,472	206,419,785	206,419,785
Distributions reinvested	4,777,247	4,777,247	5,652,068	5,652,068
Shares redeemed	(138,845,721)	(138,845,721)	(101,478,876)	(101,478,876)
Net increase	65,976,999	65,976,998	110,592,977	110,592,977
Class R
Shares sold	—	—	426,858	427,081
Distributions reinvested	—	—	67,782	67,782
Shares redeemed	—	—	(4,529,177)	(4,529,177)
Net decrease	—	—	(4,034,537)	(4,034,314)
Total net increase	600,559,969	600,559,969	900,328,354	900,328,352
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 1/31/2025 (Unaudited)	$1.00	0.02	0.00 (b)	0.02	(0.02)	(0.02)
Year Ended 7/31/2024	$1.00	0.05	0.00 (b)	0.05	(0.05)	(0.05)
Year Ended 7/31/2023	$1.00	0.04	(0.00)(b)	0.04	(0.04)	(0.04)
Year Ended 7/31/2022	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00)(b)	(0.00)(b)
Year Ended 7/31/2021	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00)(b)	(0.00)(b)
Year Ended 7/31/2020	$1.00	0.01	0.00 (b)	0.01	(0.01)	(0.01)
Institutional Class
Six Months Ended 1/31/2025 (Unaudited)	$1.00	0.02	0.00 (b)	0.02	(0.02)	(0.02)
Year Ended 7/31/2024	$1.00	0.05	0.00 (b)	0.05	(0.05)	(0.05)
Year Ended 7/31/2023	$1.00	0.04	(0.00)(b)	0.04	(0.04)	(0.04)
Year Ended 7/31/2022	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00)(b)	(0.00)(b)
Year Ended 7/31/2021	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00)(b)	(0.00)(b)
Year Ended 7/31/2020	$1.00	0.01	0.00 (b)	0.01	(0.01)	(0.01)
Institutional 2 Class
Six Months Ended 1/31/2025 (Unaudited)	$1.00	0.02	0.00 (b)	0.02	(0.02)	(0.02)
Year Ended 7/31/2024	$1.00	0.05	0.00 (b)	0.05	(0.05)	(0.05)
Year Ended 7/31/2023	$1.00	0.04	(0.00)(b)	0.04	(0.04)	(0.04)
Year Ended 7/31/2022	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00)(b)	(0.00)(b)
Year Ended 7/31/2021	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00)(b)	(0.00)(b)
Year Ended 7/31/2020	$1.00	0.01	0.00 (b)	0.01	(0.01)	(0.01)
Institutional 3 Class
Six Months Ended 1/31/2025 (Unaudited)	$1.00	0.02	0.00 (b)	0.02	(0.02)	(0.02)
Year Ended 7/31/2024	$1.00	0.05	0.00 (b)	0.05	(0.05)	(0.05)
Year Ended 7/31/2023	$1.00	0.04	(0.00)(b)	0.04	(0.04)	(0.04)
Year Ended 7/31/2022	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00)(b)	(0.00)(b)
Year Ended 7/31/2021	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00)(b)	(0.00)(b)
Year Ended 7/31/2020	$1.00	0.01	0.00 (b)	0.01	(0.01)	(0.01)

Notes to Financial Highlights
(a)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(b)	Rounds to zero.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)
Ratios include the impact of voluntary waivers paid by the Investment Manager. For the periods indicated below, if the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by:

	7/31/2022	7/31/2021	7/31/2020
Class A	0.24%	0.36%	0.08%
Institutional Class	0.24%	0.36%	0.09%
Institutional 2 Class	0.04%	0.27%	0.06%
Institutional 3 Class	0.13%	0.21%	0.03%
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Government Money Market Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets	Total net expense ratio to average net assets(a)	Net investment income ratio to average net assets	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2025 (Unaudited)	$1.00	2.35%	0.34%	0.25% (c)	4.58%	$1,102,807
Year Ended 7/31/2024	$1.00	5.26%	0.42%	0.24% (c)	5.15%	$830,989
Year Ended 7/31/2023	$1.00	3.76%	0.52%	0.34% (c)	3.79%	$470,304
Year Ended 7/31/2022	$1.00	0.17%	0.61%	0.17% (c),(d)	0.15%	$367,496
Year Ended 7/31/2021	$1.00	0.01%	0.63%	0.08% (c),(d)	0.01%	$359,058
Year Ended 7/31/2020	$1.00	0.90%	0.63%	0.39% (c),(d)	0.82%	$395,640
Institutional Class
Six Months Ended 1/31/2025 (Unaudited)	$1.00	2.35%	0.34%	0.25% (c)	4.58%	$710,081
Year Ended 7/31/2024	$1.00	5.26%	0.42%	0.23% (c)	5.17%	$501,133
Year Ended 7/31/2023	$1.00	3.76%	0.51%	0.34% (c)	3.83%	$165,022
Year Ended 7/31/2022	$1.00	0.17%	0.61%	0.17% (c),(d)	0.15%	$91,817
Year Ended 7/31/2021	$1.00	0.01%	0.63%	0.08% (c),(d)	0.01%	$85,679
Year Ended 7/31/2020	$1.00	0.90%	0.63%	0.37% (c),(d)	0.74%	$94,458
Institutional 2 Class
Six Months Ended 1/31/2025 (Unaudited)	$1.00	2.35%	0.34%	0.24%	4.60%	$625,319
Year Ended 7/31/2024	$1.00	5.28%	0.41%	0.22%	5.17%	$571,612
Year Ended 7/31/2023	$1.00	3.84%	0.44%	0.26%	4.36%	$459,643
Year Ended 7/31/2022	$1.00	0.20%	0.49%	0.25% (d)	0.45%	$71,925
Year Ended 7/31/2021	$1.00	0.01%	0.52%	0.07% (d)	0.01%	$7,647
Year Ended 7/31/2020	$1.00	1.00%	0.51%	0.29% (d)	0.82%	$8,354
Institutional 3 Class
Six Months Ended 1/31/2025 (Unaudited)	$1.00	2.37%	0.29%	0.20%	4.63%	$239,857
Year Ended 7/31/2024	$1.00	5.33%	0.35%	0.17%	5.21%	$173,890
Year Ended 7/31/2023	$1.00	3.88%	0.40%	0.22%	3.82%	$63,300
Year Ended 7/31/2022	$1.00	0.21%	0.46%	0.13% (d)	0.20%	$57,021
Year Ended 7/31/2021	$1.00	0.01%	0.47%	0.08% (d)	0.01%	$50,960
Year Ended 7/31/2020	$1.00	1.04%	0.46%	0.26% (d)	0.97%	$63,239
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund  | 2025

Notes to Financial Statements
January 31, 2025 (Unaudited)
Note 1. Organization
Columbia Government Money Market Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Certain securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board of Trustees has established procedures intended to stabilize the Fund’s net

Columbia Government Money Market Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
asset value for purposes of purchases and redemptions of Fund shares at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Repurchase agreements
The Fund may invest in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2025:
	RBC Dominion Securities ($)	TD Securities ($)	Total ($)
Assets
Repurchase agreements	175,000,000	250,000,000	425,000,000
Total financial and derivative net assets	175,000,000	250,000,000	425,000,000
Total collateral received (pledged) (a)	175,000,000	250,000,000	425,000,000
Net amount (b)	-	-	-

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Dividend income is recorded on the ex-dividend date.
Interest income, including amortization of premium and discount, is recognized daily.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Government Money Market Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless such capital gains are offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.29% to 0.08% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2025 was 0.26% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and

Columbia Government Money Market Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2025, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.05
Institutional Class	0.05
Institutional 2 Class	0.05
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2025, these minimum account balance fees reduced total expenses of the Fund by $2,039.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.10% of the Fund’s average daily net assets attributable to Class A shares. For the six months ended January 31, 2025, the Fund did not pay fees for Class A shares. The contractual fee suspension on Class A shares is effective through November 30, 2025.
Columbia Government Money Market Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Sales charges
Contingent deferred sales charged (CDSCs) received by the Distributor for distributing Fund shares for the six months ended January 31, 2025, if any, are listed below. These CDSCs are from the sale of shares issued by the Fund in exchange for shares of a non-money market fund subject to a CDSC that were subsequently redeemed within the CDSC timeframe imposed from the original purchase.
	Front End (%)	CDSC (%)	Amount ($)
Class A	—	—	101
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2024 through November 30, 2025 (%)	Prior to December 1, 2024 (%)
Class A	0.43	0.35
Institutional Class	0.33	0.25
Institutional 2 Class	0.32	0.21
Institutional 3 Class	0.28	0.16
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition, from time to time, the Investment Manager and its affiliates may waive or absorb expenses of the Fund with the intent of allowing the Fund to avoid a negative net yield or to increase the Fund’s positive net yield. The Fund’s yield would be negative if Fund expenses exceed Fund income. Any such expense limitation is voluntary and may be revised or terminated at any time without notice to shareholders and, accordingly, any positive net yield resulting therefrom will cease. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. The contractual expense cap includes distribution and shareholder services fees. As discussed above, the distribution and/or shareholder services fee is not charged to Class A shares.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2025, the cost of all investments for federal income tax purposes was approximately $2,651,634,000. Tax cost of investments may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.

Columbia Government Money Market Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(14,326)	—	(14,326)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
As noted above, the Fund may only participate in the Interfund Program as a lending fund. The Fund did not lend money under the Interfund Program during the six months ended January 31, 2025.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended January 31, 2025.
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Columbia Government Money Market Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Government money market fund risk
Although government money market funds (such as the Fund) may seek to preserve the value of shareholders’ investment at $1.00 per share, the net asset values of such money market fund shares can fall, and in infrequent cases in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment.
At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or a few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below $1.00 per share. Additionally, in some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below $1.00 per share.  In addition, neither the Investment Manager nor any of its affiliates has a legal obligation to provide financial support to the Fund, and you should not expect that they or any person will provide financial support to the Fund at any time.
It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of $1.00 per share.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

Columbia Government Money Market Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Shareholder concentration risk
At January 31, 2025, one unaffiliated shareholder of record owned 26.4% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 43.9% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Government Money Market Fund  | 2025

Columbia Government Money Market Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR200_07_R01_(03/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	March 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	March 25, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	March 25, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	March 25, 2025